REVENUE (Tables)	6 Months Ended
Jun. 30, 2024
Revenue from Contract with Customer [Abstract]
Revenue by Sales Channel
Total revenue by sales channel was as follows for the periods indicated:

	Six months ended June 30, 2024			Six months ended June 30, 2023
(In thousands of U.S. dollars)	Obagi Medical	Milk Makeup	Total	Obagi Medical	Milk Makeup	Total
Revenue by Sales Channel
Direct sales	$46,300	$60,933	$107,233	$33,766	$51,087	$84,853
Distributors	19,663	2,285	21,948	20,897	1,237	22,134
Net product sales	$65,963	$63,218	$129,181	$54,663	$52,324	$106,987
Royalties	2,401	—	2,401	2,351	—	2,351
Net revenue	$68,364	$63,218	$131,582	$57,014	$52,324	$109,338

Revenue by Geographic Region
Total revenue by geographic region, based on the location of the end customer, was as follows for the periods indicated:

(In thousands of U.S. dollars)	Six months ended June 30, 2024	Six months ended June 30, 2023
Revenue by Geographic Region
North America	$95,469	$75,326
Rest of the World	33,712	31,661
Net product sales	$129,181	$106,987
Royalties	2,401	2,351
Total	$131,582	$109,338